Organization and Basis of Presentation	12 Months Ended
Oct. 31, 2023
Organization and Basis of Presentation [Abstract]
ORGANIZATION AND BASIS OF PRESENTATION

NOTE 1 – ORGANIZATION AND BASIS OF PRESENTATION

Jiuzi Holdings, Inc. (“Company” or “Jiuzi Holdings”) was incorporated in the Cayman Islands on October 10, 2019. The Company is an investment holding company; its primary operations are conducted through subsidiaries and variable interest entities as described below.

Jiuzi New York Inc. (“Jiuzi New York”), a New York corporation established on April 3,2023. It was a wholly owned subsidiary of Jiuzi Holdings. It was mainly involved in corporate investment consulting.

Jiuzi (HK) Limited (“Jiuzi HK”) was incorporated in Hong Kong on October 25, 2019. It is wholly owned subsidiary of the Company.

Zhejiang Navalant New Energy Automobile Co., Ltd. (“Jiuzi WFOE”) was incorporated on June 5, 2020 as wholly foreign owned entity in the People’s Republic of China (“PRC”). Jiuzi WFOE is a wholly owned subsidiary of Jiuzi HK.

Zhejiang Jiuzi New Energy Holding Group Co., Ltd. (“Jiuzi Energy Holding) was incorporated on May 9, 2022 under the laws of the People’s Republic of China. It is a wholly-owned subsidiary of Jiuzi HK and mainly involved in research and development of automotive components and part,technical service; whole vehicle sales of new energy cars, sales of electrical accessories for new energy vehicles; sales of charging/battery swap infrastructure for new energy vehicles; sales of automotive spare parts and accessories.

Jiuzi HaoChe Supply Chain Co., Ltd. (“Haoche Supplychain”) was incorporated on September 6, 2021 under the laws of the People’s Republic of China. It is a wholly-owned subsidiary of Zhejiang Navalant. It was mainly involved in management services of supply chain, automobiles sales and whole vehicle sales of new energy cars.

Zhejiang Jiuzi New Energy Automobile Co. Ltd. (“Zhejiang Jiuzi”) was incorporated on May 26, 2017 in the PRC. Zhejiang Jiuzi’s scope of business includes the sale of new energy vehicles (“NEVs”) and NEV components and parts, and the related development of products and services for the NEV industry. Zhejiang Jiuzi generates revenues by both selling NEVs and NEV components and parts to Jiuzi branded licensed NEV dealerships, and by rendering professional services to new Jiuzi NEV dealerships, such as initial setup, NEV product procurement services, and specialized marketing campaigns. The Zhejiang Jiuzi also provides short term financing solutions to the new Jiuzi NEV dealerships for the procurement of NEVs.

Shangli Jiuzi New Energy Automobile Co., Ltd. was incorporated on May 10, 2018 in the PRC. Its scope of business is similar to Zhejiang Jiuzi. Zhejiang Jiuzi owns 59.0% equity interest in Shangli Jiuzi, and the remaining 41% equity interest is owned by unrelated third-party investors; as such Shangli Jiuzi is accounted as a subsidiary of Zhejiang Jiuzi.

Hangzhou Zhitongche Technology Co., Ltd. (“Hangzhou Zhitongche”) was incorporated on February 2, 2018 in the PRC. The company is providing technical services, technical development, technical consulting and trading for new energy for motor vehicle and its accessories. Zhitongche is a wholly owned subsidiary of Zhejiang Jiuzi.

Guangxi Nanning Zhitongche New Energy Technology Co., Ltd was incorporated on December 31, 2021 in PRC. Its scope of business includes technical service, development and consultation; sales of electrical accessories for new energy vehicles; automobiles new car sales; business agency services; motor vehicle charging sales; sales of new energy prime movers; R&D of emerging energy technologies; car trailers, assistance, and clearance services; auto parts wholesale; auto parts retail; sales agency; domestic trade agency; import and export agency. Hangzhou Zhitongche owns 90% equity interest in Guangxi Nanning Zhitongche New Energy Technology Co., Ltd, and the remaining 10% equity interest is owned by unrelated third-party investor; as such Guangxi Nanning Zhitongche New Energy Technology Co., Ltd is accounted as a subsidiary of Zhejiang Jiuzi.

Hangzhou Jiuyao New Energy Automobile Technology Co. Ltd. was incorporated on January 24, 2022 in PRC. Its scope of business includes technical service, technology development, technical consultation and promotion, as well as sales of automobiles and new energy vehicles, and sales of electrical accessories and accessories for new energy vehicles. Hangzhou Jiuyao is 51% owned by Hangzhou Zhitongche, as such Hangzhou Jiuyao is accounted as a subsidiary of Zhejiang Jiuzi.; the remaining 49% equity interest is owned by unrelated third-party investors.

Hangzhou Jiuyao Youche Network Technology Co. Ltd. (“Jiuyao Youche”) was incorporated on August 8, 2022 in PRC. Its scope of business includes vehicle rentals and vehicle sales of new energy cars. Jiuyao Youche is 51% owned by Hangzhou Zhitongche, as such Hangzhou Jiuyao is accounted as a subsidiary of Zhejiang Jiuzi.; the remaining 49% equity interest is owned by unrelated third-party investors.

Jiuzi International (HK) Limited. (“New Energy Holding HK”) was incorporated on May 23, 2023. It was a wholly owned subsidiary of Jiuzi New York and a company organized under the laws of the Hong Kong Special Administrative Region of the People’s Republic of China. It was mainly involved in corporate investment consulting.

Shenzhen Jiuzi New Energy Holding Group Co., Ltd. was incorporated on August 1, 2023 under the laws of the People’s Republic of China. It was a wholly owned subsidiary of New Energy Holding HK and mainly involved in sales of electrical accessories for new energy vehicles, sales of charging/battery swap infrastructure for new energy vehicles, sales of electricity chargers, operating electric charging infrastructure for new energy cars, leasing of charging control equipment, research and development of emerging energy technology, sales of new energy driven equipment, recycling wasted power battery of new energy vehicles and cascade utilization (excluding operating hazardous wastes).

On November 10, 2022, Zhejiang Jiuzi New Energy Automobile Co., Ltd.(“Zhejiang Jiuzi”), the variable interest entity (the “VIE”) of the Company, entered into a termination agreement (the “Termination Agreement”) with Zhejiang Navalant New Energy Automobile Co. Ltd., a wholly foreign-owned entity of the Company (“Jiuzi WFOE”), pursuant to which the Exclusive Option Agreement, the Exclusive Business Cooperation Agreement and the Equity Pledge Agreement (collectively, the “VIE agreements”) entered into among Zhejiang Jiuzi, Jiuzi WFOE and certain shareholders of Zhejiang Jiuzi shall be terminated effective upon the conditions are met. On November 10, 2022, with approval of Jiuzi WFOE and approval of the board of directors of Zhejiang Jiuzi, Zhejiang Jiuzi issued 0.1% equity interest in Zhejiang Jiuzi to a third-party investor. The issuance was completed on November 27, 2022. On January 20, 2023, Jiuzi WFOE exercised its call option under the Exclusive Option Agreements dated June 15, 2020 with certain shareholder of Zhejiang Jiuzi and entered into equity transfer agreements with all the shareholders of Zhejiang Jiuzi to purchase all the equity interest in Zhejiang Jiuzi. The transaction underlying the equity transfer agreement was completed and the VIE Agreements were terminated pursuant to the Termination Agreement on January 20, 2023. As a result, the VIE structure is dissolved and Zhejiang Jiuzi became a wholly owned subsidiary of Jiuzi WFOE.